Loans and asset quality	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Loans and asset quality	Loans and asset quality

Loans

The table below provides the details of our loan portfolio and industry concentrations of credit risk at Dec. 31, 2019 and Dec. 31, 2018.

Loans	Dec. 31,
(in millions)	2019	2018
Domestic:
Commercial	$1,442	$1,949
Commercial real estate	5,575	4,787
Financial institutions	4,852	5,091
Lease financings	537	706
Wealth management loans and mortgages	16,050	15,843
Other residential mortgages	494	594
Overdrafts	524	1,550
Other	1,167	1,181
Margin loans	11,907	13,343
Total domestic	42,548	45,044
Foreign:
Commercial	347	183
Commercial real estate	7	—
Financial institutions	7,626	6,492
Lease financings	576	551
Wealth management loans and mortgages	140	122
Other (primarily overdrafts)	2,230	4,031
Margin loans	1,479	141
Total foreign	12,405	11,520
Total loans (a)	$54,953	$56,564

(a)	Net of unearned income of $313 million at Dec. 31, 2019 and $358 million at Dec. 31, 2018 primarily related to domestic and foreign lease financings.

Our loan portfolio consists of three portfolio segments: commercial, lease financings and mortgages. We manage our portfolio at the class level, which consists of six classes of financing receivables: commercial, commercial real estate, financial institutions, lease financings, wealth management loans and mortgages, and other residential mortgages.

The following tables are presented for each class of financing receivables and provide additional information about our credit risks and the adequacy of our allowance for credit losses.
Allowance for credit losses

Activity in the allowance for credit losses is presented below.

Allowance for credit losses activity for the year ended Dec. 31, 2019					Wealth management loans and mortgages	Other residential mortgages	All other		Foreign	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$81	$75	$22	$5	$21	$16	$—		$32	$252
Charge-offs	(12)	—	—	—	(1)	(1)	—		—	(14)
Recoveries	—	—	—	—	—	3	—		—	3
Net (charge-offs) recoveries	(12)	—	—	—	(1)	2	—		—	(11)
Provision	(9)	1	(2)	(2)	—	(5)	—		(8)	(25)
Ending balance	$60	$76	$20	$3	$20	$13	$—		$24	$216
Allowance for:
Loan losses	$11	$57	$5	$3	$18	$13	$—		$15	$122
Lending-related commitments	49	19	15	—	2	—	—		9	94
Individually evaluated for impairment:
Loan balance	$—	$—	$—	$—	$15	$—	$—		$—	$15
Allowance for loan losses	—	—	—	—	—	—	—		—	—
Collectively evaluated for impairment:
Loan balance	$1,442	$5,575	$4,852	$537	$16,035	$494	$13,598	(a)	$12,405	$54,938
Allowance for loan losses	11	57	5	3	18	13	—		15	122

(a)	Includes $524 million of domestic overdrafts, $11,907 million of margin loans and $1,167 million of other loans at Dec. 31, 2019.

Allowance for credit losses activity for the year ended Dec. 31, 2018					Wealth management loans and mortgages	Other residential mortgages	All other		Foreign	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$77	$76	$23	$8	$22	$20	$—		$35	$261
Charge-offs	—	—	—	—	—	(1)	—		—	(1)
Recoveries	—	—	—	—	—	2	—		1	3
Net recoveries	—	—	—	—	—	1	—		1	2
Provision	4	(1)	(1)	(3)	(1)	(5)	—		(4)	(11)
Ending balance	$81	$75	$22	$5	$21	$16	$—		$32	$252
Allowance for:
Loan losses	$24	$56	$7	$5	$18	$16	$—		$20	$146
Lending-related commitments	57	19	15	—	3	—	—		12	106
Individually evaluated for impairment:
Loan balance	$—	$—	$—	$—	$4	$—	$—		$—	$4
Allowance for loan losses	—	—	—	—	—	—	—		—	—
Collectively evaluated for impairment:
Loan balance	$1,949	$4,787	$5,091	$706	$15,839	$594	$16,074	(a)	$11,520	$56,560
Allowance for loan losses	24	56	7	5	18	16	—		20	146

(a)	Includes $1,550 million of domestic overdrafts, $13,343 million of margin loans and $1,181 million of other loans at Dec. 31, 2018.

Allowance for credit losses activity for the year ended Dec. 31, 2017					Wealth management loans and mortgages	Other residential mortgages	All other		Foreign	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$82	$73	$26	$13	$23	$28	$—		$36	$281
Charge-offs	—	—	—	—	—	(1)	—		—	(1)
Recoveries	—	—	—	—	—	5	—		—	5
Net recoveries	—	—	—	—	—	4	—		—	4
Provision	(5)	3	(3)	(5)	(1)	(12)	—		(1)	(24)
Ending balance	$77	$76	$23	$8	$22	$20	$—		$35	$261
Allowance for:
Loans losses	$24	$58	$7	$8	$18	$20	$—		$24	$159
Unfunded commitments	53	18	16	—	4	—	—		11	102
Individually evaluated for impairment:
Loan balance	$—	$—	$1	$—	$5	$—	$—		$—	$6
Allowance for loan losses	—	—	—	—	1	—	—		—	1
Collectively evaluated for impairment:
Loan balance	$2,744	$4,900	$5,567	$772	$16,415	$708	$17,783	(a)	$12,645	$61,534
Allowance for loan losses	24	58	7	8	17	20	—		24	158
(a)
Includes $963 million of domestic overdrafts, $15,689 million of margin loans and $1,131 million of other loans at Dec. 31, 2017.
Nonperforming assets

The table below presents our nonperforming assets.

Nonperforming assets (in millions)	Dec. 31,
	2019	2018
Nonperforming loans:
Other residential mortgages	$62	$67
Wealth management loans and mortgages	24	9
Total nonperforming loans	86	76
Other assets owned	3	3
Total nonperforming assets	$89	$79

At Dec. 31, 2019, undrawn commitments to borrowers whose loans were classified as nonaccrual or reduced rate were not material.
Lost interest

The table below presents the amount of lost interest income.

Lost interest
(in millions)	2019	2018	2017
Amount by which interest income recognized on nonperforming loans exceeded reversals
Total	$—	$—	$—
Foreign	—	—	—
Amount by which interest income would have increased if nonperforming loans at year-end had been performing for the entire year
Total	$6	$5	$5
Foreign	—	—	—

Impaired loans

The tables below present information about our impaired loans. We use the discounted cash flow method as the primary method for valuing impaired loans.

Impaired loans	2019		2018		2017
(in millions)	Average recorded investment	Interest revenue recognized	Average recorded investment	Interest revenue recognized	Average recorded investment	Interest revenue recognized
Impaired loans with an allowance:
Commercial	$39	$—	$—	$—	$—	$—
Financial institutions	—	—	—	—	1	—
Wealth management loans and mortgages	—	—	1	—	2	—
Lease financings	—	—	—	—	1	—
Total impaired loans with an allowance	39	—	1	—	4	—
Impaired loans without an allowance: (a)
Wealth management loans and mortgages	11	—	4	—	3	—
Total impaired loans	$50	$—	$5	$—	$7	$—

(a)
When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.

Impaired loans	Dec. 31, 2019			Dec. 31, 2018
(in millions)	Recorded investment	Unpaid principal balance	Related allowance (a)	Recorded investment	Unpaid principal balance	Related allowance (a)
Impaired loans without an allowance: (b)
Wealth management loans and mortgages	$15	$15	N/A	$4	$4	N/A
Total impaired loans (c)	$15	$15	$—	$4	$4	$—

(a)	The allowance for impaired loans is included in the allowance for loan losses.

(b)
When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.

(c)
Excludes an aggregate of less than $1 million of impaired loans in amounts individually less than $1 million at both Dec. 31, 2019 and Dec. 31, 2018, respectively. The allowance for loan losses associated with these loans totaled less than $1 million at both Dec. 31, 2019 and Dec. 31, 2018, respectively.
Past due loans

The table below presents our past due loans.

Past due loans and still accruing interest	Dec. 31, 2019				Dec. 31, 2018
	Days past due			Total past due	Days past due			Total past due
(in millions)	30-59	60-89	≥90		30-59	60-89	≥90
Financial institutions	$1	$30	$—	$31	$3	$3	$—	$6
Wealth management loans and mortgages	22	5	—	27	22	1	5	28
Commercial real estate	6	12	—	18	1	—	—	1
Other residential mortgages	8	3	—	11	12	6	7	25
Total past due loans	$37	$50	$—	$87	$38	$10	$12	$60
Troubled debt restructurings

A modified loan is considered a TDR if the debtor is experiencing financial difficulties and the creditor grants a concession to the debtor that would not otherwise be considered. A TDR may include a transfer of real estate or other assets from the debtor to the creditor, or a modification of the term of the loan. Not all modified loans are considered TDRs.

We modified 12 other residential loans with an aggregate pre- and post-modification recorded investment of $6 million in 2019, and 17 other residential loans with an aggregate pre- and post-
modification recorded investment of $4 million in 2018.

The modifications of the other residential mortgage loans in 2019 and 2018 consisted of reducing the stated interest rates and, in certain cases, a forbearance of default and extending the maturity dates. The modified loans are primarily collateral dependent for which the value is based on the fair value of the collateral.

TDRs that subsequently defaulted

There were nine residential mortgage loans and one wealth management loan, with an aggregate recorded investment of $4 million, which were restructured in a TDR during the previous 12 months and subsequently defaulted in 2019.
Credit quality indicators

Our credit strategy is to focus on investment-grade clients that are active users of our non-credit services. Each customer is assigned an internal credit rating, which is mapped to an external rating agency grade equivalent, if possible, based upon a number of dimensions, which are continually evaluated and may change over time.

The following tables present information about credit quality indicators.

Commercial loan portfolio

Commercial loan portfolio – Credit risk profile by creditworthiness category	Commercial		Commercial real estate		Financial institutions
	Dec. 31,		Dec. 31,		Dec. 31,
(in millions)	2019	2018	2019	2018	2019	2018
Investment grade	$1,744	$2,036	$5,045	$4,184	$10,265	$9,586
Non-investment grade	45	96	537	603	2,213	1,997
Total	$1,789	$2,132	$5,582	$4,787	$12,478	$11,583

The commercial loan portfolio is divided into investment grade and non-investment grade categories based on the assigned internal credit ratings, which are generally consistent with those of the public rating agencies. Customers with ratings consistent with BBB- (Standard & Poor’s (“S&Ps”))/Baa3 (Moody’s) or better are considered to be investment grade. Those clients with ratings lower than this threshold are considered to be non-investment grade.

Wealth management loans and mortgages

Wealth management loans and mortgages – Credit risk profile by internally assigned grade
	Dec. 31,
(in millions)	2019	2018
Wealth management loans:
Investment grade	$7,254	$6,901
Non-investment grade	140	106
Wealth management mortgages	8,796	8,958
Total	$16,190	$15,965

Wealth management non-mortgage loans are not typically rated by external rating agencies. A majority of the wealth management loans are secured by the customers’ investment management accounts or custody accounts. Eligible assets pledged for these loans are typically investment grade fixed-income securities, equities and/or mutual funds. Internal ratings for this portion of the wealth management portfolio, therefore, would equate to investment-grade external ratings. Wealth management loans are provided to select customers based on the pledge of other types of assets, including business assets, fixed assets or a modest amount of commercial real estate. For the loans collateralized by other assets, the credit quality of the obligor is carefully analyzed, but we do not consider this portfolio of loans to be investment grade.

Credit quality indicators for wealth management mortgages are not correlated to external ratings. Wealth management mortgages are typically loans to high-net-worth individuals, which are secured primarily by residential property. These loans are primarily interest-only, adjustable rate mortgages with a weighted-average loan-to-value ratio of 62% at origination. In the wealth management portfolio, less than 1% of the mortgages were past due at Dec. 31, 2019.

At Dec. 31, 2019, the wealth management mortgage portfolio consisted of the following geographic concentrations: California - 23%; New York - 17%; Massachusetts - 10%; Florida - 8%; and other - 42%.

Other residential mortgages

The other residential mortgage portfolio primarily consists of 1-4 family residential mortgage loans and totaled $494 million at Dec. 31, 2019 and $594 million at Dec. 31, 2018. These loans are not typically correlated to external ratings. Included in this portfolio at Dec. 31, 2019 were $91 million of mortgage loans purchased in 2005, 2006 and the first quarter of 2007, of which, 10% of the serviced loan balance was at least 60 days delinquent.

Overdrafts

Overdrafts primarily relate to custody and securities clearance clients and totaled $2.7 billion at Dec. 31, 2019 and $5.5 billion at Dec. 31, 2018. Overdrafts occur on a daily basis primarily in the custody and securities clearance business and are generally repaid within two business days.

Other loans

Other loans primarily include loans to consumers that are fully collateralized with equities, mutual funds and fixed-income securities.

Margin loans

We had $13.4 billion of secured margin loans at Dec. 31, 2019, compared with $13.5 billion at Dec. 31, 2018. Margin loans are collateralized with marketable securities, and borrowers are required to maintain a daily collateral margin in excess of 100% of the value of the loan. We have rarely suffered a loss on these types of loans and do not allocate any of our allowance for credit losses to margin loans.

Reverse repurchase agreements

Reverse repurchase agreements are transactions fully collateralized with high-quality liquid securities. These transactions carry minimal credit risk and therefore are not allocated an allowance for credit losses.